Equity - Schedule of Assumptions in Calculating the Fair Value of the Warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Risk-free interest rate	3.80%	3.80%
Expected life of warrants	3 years	4 years
Volatility	81.89%	81.89%
Weighted average fair value per warrant (US$) (in Dollars per share)	$ 1.37	$ 1.37
Bottom of Range [Member]
Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Risk-free interest rate			2.66%
Expected life of warrants			4 years
Volatility			101.58%
Weighted average fair value per warrant (US$) (in Dollars per share)			$ 0.12
Top of Range [Member]
Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Risk-free interest rate			3.80%
Expected life of warrants			9 years
Volatility			121.32%
Weighted average fair value per warrant (US$) (in Dollars per share)			$ 0.48